CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Sales (Note 25)	$ 2,110,403	$ 937,654
Excise taxes	161,982
Net revenue	1,948,421	937,654
Cost of sales
Cost of goods sold	3,575,132	637,751
Production costs	1,461,941	749,174
Depreciation of Health Canada license (Note 13)	2,829,015	87,446
Gain on changes in fair value of biological assets (Note 8)	(2,818,442)	(163,754)
Gross margin	(3,099,225)	(372,963)
Expenses
General and administrative (Note 26)	13,993,498	5,070,447
Sales and marketing	11,333,294	428,541
Research and development	801,351	207,500
Depreciation (Note 10 and 13)	618,438	195,004
Loss on disposal of equipment (Note 10)		481
Share-based payments (Note 18)	7,498,450	2,822,495
Total expenses	34,245,031	8,724,468
Loss from operations	37,344,256	9,097,431
Share of (income) loss from joint venture (Note 15)	(5,753,782)	322,578
Interest income	(1,186,214)	(161,518)
Interest expense	218,600
Fair value changes in financial assets (Note 14)	384,159	(416,667)
Deferred income tax recovery	(23,611)
NET LOSS AND COMPREHENSIVE LOSS	30,983,408	8,841,824
Net loss and comprehensive loss attributable to:
Emerald Health Therapeutics, Inc.	30,576,893	8,731,832
Non-controlling interest	406,515	109,992
Net loss and comprehensive loss	$ 30,983,408	$ 8,841,824
Net loss per common share
Basic and diluted (in dollars per share)	$ 0.22	$ 0.10
Weighted average number of common shares outstanding
Basic and diluted (in shares)	141,443,116	88,447,612